Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2018
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$995	$3	$—	$998
Obligations of state and political subdivisions	177,566	2,045	(723)	178,888
Mortgage-backed securities:
Residential agency	3,837,584	8,886	(57,073)	3,789,397
Commercial agency	730,148	2,363	(14,799)	717,712
Other securities	97,020	351	(787)	96,584
Total securities available for sale	$4,843,313	$13,648	$(73,382)	$4,783,579
Securities held to maturity:
Obligations of state and political subdivisions	$188,684	$309	$(2,497)	$186,496
Mortgage-backed securities:
Residential agency	18,762	30	(1,011)	17,781
Total securities held to maturity	$207,446	$339	$(3,508)	$204,277

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$41,003	$18	$(406)	$40,615
Obligations of state and political subdivisions	271,451	4,246	(1,493)	274,204
Mortgage-backed securities:
Residential agency	3,675,367	1,233	(52,090)	3,624,510
Commercial agency	546,105	228	(8,938)	537,395
Other securities	114,005	247	(914)	113,338
Total securities available for sale	$4,647,931	$5,972	$(63,841)	$4,590,062
Securities held to maturity:
Obligations of state and political subdivisions	$206,736	$1,530	$(275)	$207,991
Mortgage-backed securities:
Residential agency	20,582	41	(650)	19,973
Total securities held to maturity	$227,318	$1,571	$(925)	$227,964
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
Obligations of state and political subdivisions	$(9)	$4,112	$(714)	$30,268	$(723)	$34,380
Mortgage-backed securities:
Residential agency	(816)	197,057	(56,257)	2,193,862	(57,073)	2,390,919
Commercial agency	(43)	18,190	(14,756)	483,565	(14,799)	501,755
Other securities	(94)	18,025	(693)	32,577	(787)	50,602
Total securities available for sale	$(962)	$237,384	$(72,420)	$2,740,272	$(73,382)	$2,977,656

Securities held to maturity:
Obligations of state and political subdivisions	$(3)	$2,059	$(2,494)	$151,699	$(2,497)	$153,758
Mortgage-backed securities:
Residential agency	—	—	(1,011)	17,478	(1,011)	17,478
Total securities held to maturity	$(3)	$2,059	$(3,505)	$169,177	$(3,508)	$171,236

	December 31, 2017
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(254)	$29,744	$(152)	$9,848	$(406)	$39,592
Obligations of state and political subdivisions	(326)	31,601	(1,167)	68,609	(1,493)	100,210
Mortgage-backed securities:
Residential agency	(22,760)	2,366,569	(29,330)	1,061,588	(52,090)	3,428,157
Commercial agency	(3,503)	310,769	(5,435)	164,470	(8,938)	475,239
Other securities	(914)	75,302	—	—	(914)	75,302
Total securities available for sale	$(27,757)	$2,813,985	$(36,084)	$1,304,515	$(63,841)	$4,118,500

Securities held to maturity:
Obligations of state and political subdivisions	$(263)	$65,817	$(12)	$3,031	$(275)	$68,848
Mortgage-backed securities:
Residential agency	(2)	333	(648)	19,269	(650)	19,602
Total securities held to maturity	$(265)	$66,150	$(660)	$22,300	$(925)	$88,450

Held-to-maturity Securities
Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
Obligations of state and political subdivisions	$(9)	$4,112	$(714)	$30,268	$(723)	$34,380
Mortgage-backed securities:
Residential agency	(816)	197,057	(56,257)	2,193,862	(57,073)	2,390,919
Commercial agency	(43)	18,190	(14,756)	483,565	(14,799)	501,755
Other securities	(94)	18,025	(693)	32,577	(787)	50,602
Total securities available for sale	$(962)	$237,384	$(72,420)	$2,740,272	$(73,382)	$2,977,656

Securities held to maturity:
Obligations of state and political subdivisions	$(3)	$2,059	$(2,494)	$151,699	$(2,497)	$153,758
Mortgage-backed securities:
Residential agency	—	—	(1,011)	17,478	(1,011)	17,478
Total securities held to maturity	$(3)	$2,059	$(3,505)	$169,177	$(3,508)	$171,236

	December 31, 2017
	Less Than Twelve Months		Twelve Months or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(254)	$29,744	$(152)	$9,848	$(406)	$39,592
Obligations of state and political subdivisions	(326)	31,601	(1,167)	68,609	(1,493)	100,210
Mortgage-backed securities:
Residential agency	(22,760)	2,366,569	(29,330)	1,061,588	(52,090)	3,428,157
Commercial agency	(3,503)	310,769	(5,435)	164,470	(8,938)	475,239
Other securities	(914)	75,302	—	—	(914)	75,302
Total securities available for sale	$(27,757)	$2,813,985	$(36,084)	$1,304,515	$(63,841)	$4,118,500

Securities held to maturity:
Obligations of state and political subdivisions	$(263)	$65,817	$(12)	$3,031	$(275)	$68,848
Mortgage-backed securities:
Residential agency	(2)	333	(648)	19,269	(650)	19,602
Total securities held to maturity	$(265)	$66,150	$(660)	$22,300	$(925)	$88,450
The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2018
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$995	$3	$—	$998
Obligations of state and political subdivisions	177,566	2,045	(723)	178,888
Mortgage-backed securities:
Residential agency	3,837,584	8,886	(57,073)	3,789,397
Commercial agency	730,148	2,363	(14,799)	717,712
Other securities	97,020	351	(787)	96,584
Total securities available for sale	$4,843,313	$13,648	$(73,382)	$4,783,579
Securities held to maturity:
Obligations of state and political subdivisions	$188,684	$309	$(2,497)	$186,496
Mortgage-backed securities:
Residential agency	18,762	30	(1,011)	17,781
Total securities held to maturity	$207,446	$339	$(3,508)	$204,277

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$41,003	$18	$(406)	$40,615
Obligations of state and political subdivisions	271,451	4,246	(1,493)	274,204
Mortgage-backed securities:
Residential agency	3,675,367	1,233	(52,090)	3,624,510
Commercial agency	546,105	228	(8,938)	537,395
Other securities	114,005	247	(914)	113,338
Total securities available for sale	$4,647,931	$5,972	$(63,841)	$4,590,062
Securities held to maturity:
Obligations of state and political subdivisions	$206,736	$1,530	$(275)	$207,991
Mortgage-backed securities:
Residential agency	20,582	41	(650)	19,973
Total securities held to maturity	$227,318	$1,571	$(925)	$227,964

Additional Information on Securities in a Continuous Loss Position
Additional information on securities that have been in a continuous loss position for over twelve months at December 31 is presented in the following table.

(Dollars in thousands)	2018	2017
Number of securities
Mortgage-backed securities:
Residential agency	302	153
Commercial agency	72	28
Obligations of state and political subdivisions	60	28
U.S. Government-sponsored enterprise obligations	—	1
Other securities	7	—
	441	210
Amortized Cost Basis
Mortgage-backed securities:
Residential agency	$2,268,608	$1,110,834
Commercial agency	498,321	169,905
Obligations of state and political subdivisions	185,175	72,820
U.S. Government-sponsored enterprise obligations	—	10,000
Other securities	33,270	—
	$2,985,374	$1,363,559
Unrealized Loss
Mortgage-backed securities:
Residential agency	$57,268	$29,977
Commercial agency	14,756	5,435
Obligations of state and political subdivisions	3,208	1,180
U.S. Government-sponsored enterprise obligations	—	152
Other securities	693	—
	$75,925	$36,744

Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity
The amortized cost and estimated fair value of investment securities by maturity at December 31, 2018 are presented in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	3.84%	$2,958	$2,967	2.77%	$1,309	$1,313
One through five years	2.68	63,397	63,183	2.47	6,303	6,291
After five through ten years	2.67	829,027	819,056	2.56	42,827	42,571
Over ten years	2.94	3,947,931	3,898,373	2.62	157,007	154,102
	2.89%	$4,843,313	$4,783,579	2.60%	$207,446	$204,277

Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale
The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31
(Dollars in thousands)	2018	2017	2016
Realized gains	$40	$1,651	$2,949
Realized losses	(49,940)	(1,799)	(948)
	$(49,900)	$(148)	$2,001

Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets
The Company accounts for the following securities at cost less impairment plus or minus any observable price changes, which approximates fair value, with the exception of CRA and Community Development Investment Funds, which are recorded at fair value. Other Equity Securities, which are presented in “other assets” on the consolidated balance sheets, are as follows:

(Dollars in thousands)	2018	2017
Federal Home Loan Bank (FHLB) stock	$95,213	$95,171
Federal Reserve Bank (FRB) stock	85,630	79,191
CRA and Community Development Investment Funds	1,884	—
Other investments	9,709	3,008
	$192,436	$177,370